Note 11 - Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Net operating loss carryforward	$ 23,822,431	$ 22,806,391
Research and development tax credit carryforward	893,797	825,896
Stock-based compensation expense	2,419,892	2,396,805
Total deferred tax assets	27,136,120	26,029,092
Deferred tax liabilities
Depreciation	(5,086)	(7,149)
Total deferred tax liabilities	(5,086)	(7,149)
Net deferred tax assets	27,131,034	26,021,943
Valuation allowance	(27,131,034)	(26,021,943)
	$ 0	$ 0